Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Acquisition of property, plant and equipment	$ (3)	$ (40)	$ 121
Acquisition of lease right of use assets obtained in exchange of lease liabilities (see note A.1.3)	1,210	126	63
Asset retirement obligations	49	27	30
Share based compensation	$ 14	$ 50	$ 52